Note 1 - Business and Basis of Presentation (Detail)			12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Milestone Payments To Be Received [Member] Received [Member] USD ($)	Dec. 31, 2012 Milestone Payments To Be Received [Member] Additional Payment [Member] USD ($)	Dec. 31, 2012 Milestone Payments To Be Received [Member] USD ($)	Dec. 31, 2012 Consolidated Statements [Member] EUR (€)
Licenses Revenue			$ 11,350,000	$ 6,000,000	$ 2,000,000
Retained Earnings (Accumulated Deficit) (in Euro)	€ (92,071,000)	€ (92,845,000)				€ (92,070,000)